                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 33-37562

                                             PROSPECTUS - FEBRUARY 25, 2000
MORGAN STANLEY DEAN WITTER
           ---------------------------------------------------------------------
                                            MULTI-STATE MUNICIPAL SERIES TRUST

                                     Consisting of ten separate fund portfolios:

[GRAPHIC OMITTED]
                                                                 Arizona Series

                                                              California Series

                                                                 Florida Series

                                                           Massachusetts Series

                                                                Michigan Series

                                                               Minnesota Series

                                                              New Jersey Series

                                                                New York Series

                                                                    Ohio Series

                                                            Pennsylvania Series


                            EACH SERIES SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM BOTH FEDERAL AND DESIGNATED STATE INCOME TAXES CONSISTENT WITH PRESERVATION OF CAPITAL


     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
           Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


Overview                  ..............................................  1

                          The Arizona Series............................  2

                          The California Series ........................  5

                          The Florida Series ...........................  8

                          The Massachusetts Series ..................... 11

                          The Michigan Series .......................... 15

                          The Minnesota Series ......................... 18

                          The New Jersey Series ........................ 22

                          The New York Series .......................... 25

                          The Ohio Series .............................. 28

                          The Pennsylvania Series ...................... 31

                          Additional Investment Strategy Information ... 34

                          Additional Risk Information .................. 35

                          Fund Management .............................. 37

Shareholder Information   Pricing Series Shares ........................ 38

                          How to Buy Shares ............................ 38

                          How to Exchange Shares ....................... 41

                          How to Sell Shares ........................... 43

                          Distributions ................................ 44

                          Tax Consequences ............................. 45

Financial Highlights      .............................................. 47

Our Family of Funds       ............................... Inside Back Cover

OVERVIEW

Morgan Stanley Dean Witter Multi-State Municipal Series Trust is an open-end, non-diversified mutual fund that consists of ten separate fund portfolios --

    Arizona Series
    California Series
    Florida Series
    Massachusetts Series
    Michigan Series
    Minnesota Series
    New Jersey Series
    New York Series
    Ohio Series
    Pennsylvania Series

A Series-by-Series summary begins on the next page. Each summary provides a Series' investment objective, principal investment strategies, principal risks, past performance, and fees and expenses. Morgan Stanley Dean Witter Multi-State Municipal Series Trust is one of Morgan Stanley Dean Witter's Income Funds. This category of mutual fund has the goal of selecting securities to pay out income rather than rise in value.

Shares of each Series are not bank deposits and are not guaranteed or insured by any bank, governmental entity or the FDIC.

Plan of Reorganization. On January 26, 2000, the Board of Trustees of the Fund approved Agreements and Plans of Reorganization by and between certain of the Fund's Series (each, a "merging Series") and certain other Morgan Stanley Dean Witter Funds (each, an "acquiring Fund"), pursuant to which substantially all of the assets of each merging Series would be combined with those of the acquiring Fund and shareholders of the merging Series would become shareholders of the acquiring Fund receiving Class D shares of the acquiring Fund equal to the value of their holdings in the merging Series (each, a "Reorganization"). The California Series would be merged with Morgan Stanley Dean Witter California Tax-Free Income Fund and the New York Series would be merged with Morgan Stanley Dean Witter New York Tax-Free Income Fund. Each of the Massachusetts Series, Michigan Series, Minnesota Series and Ohio Series would be merged with Morgan Stanley Dean Witter Tax Exempt Securities Trust. If these four mergers are consummated, shareholders of the four merging Series would become shareholders of a national tax-exempt Fund which only seeks to invest in municipal obligations exempt from federal income tax, and not state tax.

Each Reorganization is subject to the approval of shareholders of the applicable merging Series at a special meeting of shareholders scheduled to be held on June 22, 2000. A proxy statement formally detailing the proposal, the reasons for the Trustees' action and information concerning the acquiring Fund will be distributed to shareholders of each merging Series.

THE ARIZONA SERIES

[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE
--------------------
The Arizona Series seeks to provide a high level of current income exempt from both federal and Arizona state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]
PRINCIPAL INVESTMENT STRATEGY
-----------------------------
(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The Arizona Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and Arizona state income taxes. The Arizona Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Arizona municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Arizona Series' portfolio securities.

The Arizona Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Arizona Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on an Arizona Series distribution of this income. The Arizona Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The Arizona Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Arizona Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Arizona income taxes. Defensive investing could have the effect of reducing the Arizona Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the Arizona Series may also invest in private activity bonds and lease obligations.


[GRAPHIC OMITTED]
PRINCIPAL RISKS
---------------
There is no assurance that the Arizona Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Arizona Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Arizona Series is subject to the added credit risk of concentrating its investments in a single state -- Arizona -- and its municipalities.

Because the Arizona Series concentrates its investments in securities issued by Arizona state and local governments and government authorities, the Arizona Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Arizona issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The Arizona Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Arizona Series' portfolio securities, and the Arizona Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the Arizona Series will depend on whether the Arizona Series is successful in pursuing its investment strategy. The Arizona Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Arizona Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.


[GRAPHIC OMITTED]
PAST PERFORMANCE
----------------
(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Arizona Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)

The bar chart and table below provide some indication of the Arizona Series' performance history. The Arizona Series' past performance does not indicate how the Arizona Series will perform in the future.


ANNUAL TOTAL RETURNS -- CALENDAR YEARS

10.08%    12.24%    -6.58%    17.31%    2.92%     7.56%     5.39%     -3.18%
------    ------    ------    ------    -----     -----     -----     ------
 1992      '93       '94       '95       '96       '97       '98       '99

The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.20% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.43% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Arizona Series' average annual returns with those of a broad measure of market performance over time. The Arizona Series' returns include the maximum applicable front-end sales charge.
(end sidebar)


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                               LIFE OF SERIES
                                PAST 1 YEAR   PAST 5 YEARS     (SINCE 4/30/91)
--------------------------------------------------------------------------------
Arizona Series                    -7.05%         4.93%            5.48%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index(1)                          -2.06%         6.91%            6.68%(2)
--------------------------------------------------------------------------------

(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2)  For the period April 30, 1991 to December 31, 1999.


[GRAPHIC OMITTED]
FEES AND EXPENSES
-----------------
The table below briefly describes the Arizona Series' fees and expenses that you may pay if you buy and hold shares of t he Arizona Series. The Arizona Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)

(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Arizona Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as
 a percentage of offering price)                             4.0%
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage
 based on the lesser of the offering price or net asset      None
 value at redemption)
--------------------------------------------------------------------------------
 ANNUAL ARIZONA SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
 Management fee                                             0.35%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.14%
--------------------------------------------------------------------------------
 Other expenses                                             0.17%
--------------------------------------------------------------------------------
 Total annual Arizona Series operating expenses             0.66%
--------------------------------------------------------------------------------


EXAMPLE
This example is intended to help you compare the cost of investing in the Arizona Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Arizona Series, your investment has a 5% return each year, and the Arizona Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.

            EXPENSES OVER TIME:
--------------------------------------------
1 Year      3 Years     5 Years     10 Years
--------------------------------------------
 $465        $603        $753        $1,190
--------------------------------------------

THE CALIFORNIA SERIES


[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE
--------------------
The California Series seeks to provide a high level of current income exempt from both federal and California state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]
PRINCIPAL INVESTMENT STRATEGY
-----------------------------
(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The California Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and California state income taxes. The California Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, California municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the California Series' portfolio securities.


The California Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.


The California Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a California Series distribution of this income. The California Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.


The California Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The California Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from California income taxes. Defensive investing could have the effect of reducing the California Series' ability to provide tax exempt income or otherwise meet its investment objective.


In addition to the securities described above, the California Series may also invest in private activity bonds and lease obligations.


[GRAPHIC OMITTED]
PRINCIPAL RISKS
---------------
There is no assurance that the California Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the California Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the California Series is subject to the added credit risk of concentrating its investments in a single state -- California -- and its municipalities. Because the California Series concentrates its investments in securities issued by California state and local governments and government authorities, the California Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning California issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The California Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the California Series' portfolio securities, and the California Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the California Series will depend on whether the California Series is successful in pursuing its investment strategy. The California Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the California Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.


[GRAPHIC OMITTED]
PAST PERFORMANCE
----------------
The bar chart and table below provide some indication of the California Series' performance history. The California Series' past performance does not indicate how the California Series will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the California Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

9.18%     13.77%    -8.53%    19.25%    4.75%     8.43%     6.03%     -3.82%
-----     ------    ------    ------    -----     -----     -----     ------
1992       '93       '94       '95       '96       '97       '98        '99

The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.46% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -7.10% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the California Series' average annual returns with those of a broad measure of market performance over time. The California Series' returns include the maximum applicable front-end sales charge.
(end sidebar)

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                              LIFE OF SERIES
                                PAST 1 YEAR  PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
California Series                  -7.67%       5.80%              6.11%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
 Index(1)                          -2.06%       6.91%              6.75%(2)
--------------------------------------------------------------------------------

(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2)  For the period January 31, 1991 to December 31, 1999.


[GRAPHIC OMITTED]
FEES AND EXPENSES
-----------------
The table below briefly describes the California Series' fees and expenses that you may pay if you buy and hold shares of the California Series. The California Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end siderbar)



(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the California Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as
 a percentage of offering price)                             4.0%

--------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage
 based on the lesser of the offering price or net asset      None
 value at redemption)
--------------------------------------------------------------------------------
 ANNUAL CALIFORNIA SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
 Management fee                                             0.35%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.15%
--------------------------------------------------------------------------------
 Other expenses                                             0.11%
--------------------------------------------------------------------------------
 Total annual California Series operating expenses          0.61%
--------------------------------------------------------------------------------


EXAMPLE
This example is intended to help you compare the cost of investing in the California Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the California Series, your investment has a 5% return each year, and the California Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


             EXPENSES OVER TIME:
---------------------------------------------
1 Year      3 Years     5 Years     10 Years
---------------------------------------------
 $460        $587        $726        $1,130
---------------------------------------------

THE FLORIDA SERIES


[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE
--------------------
The Florida Series seeks to provide a high level of current income exempt from both federal income and Florida state taxes consistent with preservation of capital.


[GRAPHIC OMITTED]
PRINCIPAL INVESTMENT STRATEGY
-----------------------------
(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The Florida Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and the Florida state intangible tax. (Florida presently does not impose an income tax on individuals.) The Florida Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Florida municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Florida Series' portfolio securities.

The Florida Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Florida Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Florida Series distribution of this income. The Florida Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details. The Florida Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Florida Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from the Florida intangible tax. Defensive investing could have the effect of reducing the Florida Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the Florida Series may also invest in private activity bonds and lease obligations.


[GRAPHIC OMITTED]
PRINCIPAL RISKS
---------------
There is no assurance that the Florida Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Florida Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Florida Series is subject to the added credit risk of concentrating its investments in a single state -- Florida -- and its municipalities.

Because the Florida Series concentrates its investments in securities issued by Florida state and local governments and government authorities, the Florida Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Florida issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The Florida Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Florida Series' portfolio securities, and the Florida Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the Florida Series will depend on whether the Florida Series is successful in pursuing its investment strategy. The Florida Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Florida Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.


[GRAPHIC OMITTED]
PAST PERFORMANCE
----------------
(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Florida Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)

The bar chart and table below provide some indication of the Florida Series' performance history. The Florida Series' past performance does not indicate how the Florida Series will perform in the future.


ANNUAL TOTAL RETURNS -- CALENDAR YEARS

9.98%     13.05%    -6.23%    17.36%    3.18%     8.35%     5.82%     -3.31%
-----     ------    ------    ------    -----     -----     -----     ------
1992       '93       '94       '95       '96       '97       '98        '99


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.08% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.47% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Florida Series' average annual returns with those of a broad measure of market performance over time. The Florida Series' returns include the maximum applicable front-end sales charge.
(end sidebar)


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                               LIFE OF SERIES
                               PAST 1 YEAR    PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
Florida Series                    -7.18%         5.21%             5.91%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
 Index(1)                         -2.06%         6.91%             6.75%(2)
--------------------------------------------------------------------------------


(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2)  For the period January 31, 1991 to December 31, 1999.


[GRAPHIC OMITTED]
FEES AND EXPENSES
-----------------
The table below briefly describes the Florida Series' fees and expenses that you may pay if you buy and hold shares of the Florida Series. The Florida Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)

(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Florida Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as
 a percentage of offering price)                             4.0%
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage
 based on the lesser of the offering price or net asset      None
 value at redemption)
--------------------------------------------------------------------------------
 ANNUAL FLORIDA SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
 Management fee                                             0.35%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.14%
--------------------------------------------------------------------------------
 Other expenses                                             0.15%
--------------------------------------------------------------------------------
 Total annual Florida Series operating expenses             0.64%
--------------------------------------------------------------------------------

EXAMPLE
This example is intended to help you compare the cost of investing in the Florida Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Florida Series, your investment has a 5% return each year, and the Florida Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.

             EXPENSES OVER TIME:
---------------------------------------------
1 Year      3 Years     5 Years     10 Years
---------------------------------------------
  $462       $596        $741        $1,162
---------------------------------------------

THE MASSACHUSETTS SERIES

[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE
--------------------
The Massachusetts Series seeks to provide a high level of current income exempt from both federal and Massachusetts state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]
PRINCIPAL INVESTMENT STRATEGY
-----------------------------
(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The Massachusetts Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and Massachusetts state income taxes. The Massachusetts Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Massachusetts municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Massachusetts Series' portfolio securities.

The Massachusetts Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Massachusetts Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Massachusetts Series distribution of this income. The Massachusetts Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The Massachusetts Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Massachusetts Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Massachusetts income tax. Defensive investing could have the effect of reducing the Massachusetts Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the Massachusetts Series may also invest in private activity bonds and lease obligations.


[GRAPHIC OMITTED]
PRINCIPAL RISKS
---------------
There is no assurance that the Massachusetts Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Massachusetts Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Massachusetts Series is subject to the added credit risk of concentrating its investments in a single state -- Massachusetts -- and its municipalities. Because the Massachusetts Series concentrates its investments in securities issued by Massachusetts state and local governments and government authorities, the Massachusetts Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Massachusetts issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The Massachusetts Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Massachusetts Series' portfolio securities, and the Massachusetts Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The Massachusetts Series is classified as "non-diversified" and therefore may invest a greater percentage of its assets in the securities of individual issuers than "diversified" mutual funds and a decline in the value of those securities would cause the overall value of the Series to decline to a greater degree.

The performance of the Massachusetts Series will depend on whether the Massachusetts Series is successful in pursuing its investment strategy. The Massachusetts Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Massachusetts Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.


[GRAPHIC OMITTED]
PAST PERFORMANCE
----------------
(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Massachusetts Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)

The bar chart and table below provide some indication of the Massachusetts Series' performance history. The Massachusetts Series' past performance does not indicate how the Massachusetts Series will perform in the future.


ANNUAL TOTAL RETURNS -- CALENDAR YEARS

10.30%    13.80%    -6.81%    18.31%    3.28%     8.88%     5.52%     -2.87%
------    ------    ------    ------    -----     -----     -----     ------
 1992      '93       '94       '95       '96       '97       '98        '99


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.83% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.86% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Massachusetts Series' average annual returns with those of a broad measure of market performance over time. The Massachusetts Series' returns include the maximum applicable front-end sales charge.
(end sidebar)

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                LIFE OF SERIES
                               PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
Massachusetts Series              -6.76%         5.53%              6.26%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
 Index(1)                         -2.06%         6.91%              6.75%(2)
--------------------------------------------------------------------------------

(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2)  For the period January 31, 1991 to December 31, 1999.


[GRAPHIC OMITTED]
FEES AND EXPENSES
-----------------
(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)

(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Massachusetts Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)

The table below briefly describes the Massachusetts Series' fees and expenses that you may pay if you buy and hold shares of the Massachusetts Series. The Massachusetts Series does not charge account or exchange fees.


SHAREHOLDER FEES
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as
 a percentage of offering price)                             4.0%
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage
 based on the lesser of the offering price or net asset      None
 value at redemption)
--------------------------------------------------------------------------------
 ANNUAL MASSACHUSETTS SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
 Management fee                                             0.35%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.14%
--------------------------------------------------------------------------------
 Other expenses                                             0.36%
--------------------------------------------------------------------------------
 Total annual Massachusetts Series operating expenses       0.85%
--------------------------------------------------------------------------------

EXAMPLE
This example is intended to help you compare the cost of investing in the Massachusetts Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Massachusetts Series, your investment has a 5% return each year, and the Massachusetts Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


             EXPENSES OVER TIME:
---------------------------------------------
1 Year      3 Years     5 Years     10 Years
---------------------------------------------
 $483        $660        $852        $1,407
---------------------------------------------

THE MICHIGAN SERIES

[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE
--------------------
The Michigan Series seeks to provide a high level of current income exempt from both federal and Michigan state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]
PRINCIPAL INVESTMENT STRATEGY
-----------------------------
(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)


The Michigan Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and Michigan state income taxes. The Michigan Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Michigan municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Michigan Series' portfolio securities.

The Michigan Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Michigan Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Michigan Series distribution of this income. The Michigan Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The Michigan Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Michigan Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Michigan income tax. Defensive investing could have the effect of reducing the Michigan Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the Michigan Series may also invest in private activity bonds and lease obligations.


[GRAPHIC OMITTED]
PRINCIPAL RISKS
---------------
There is no assurance that the Michigan Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Michigan Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Michigan Series is subject to the added credit risk of concentrating its investments in a single state -- Michigan -- and its municipalities. Because the Michigan Series concentrates its investments in securities issued by Michigan state and local governments and government authorities, the Michigan Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Michigan issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The Michigan Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Michigan Series' portfolio securities, and the Michigan Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the Michigan Series will depend on whether the Michigan Series is successful in pursuing its investment strategy. The Michigan Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Michigan Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.


[GRAPHIC OMITTED]
PAST PERFORMANCE
----------------
The bar chart and table below provide some indication of the Michigan Series' performance history. The Michigan Series' past performance does not indicate how the Michigan Series will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Michigan Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)

ANNUAL TOTAL RETURNS -- CALENDAR YEARS


10.05%    13.21%    -6.96%    18.48%    3.50%     8.08%     5.93%     -3.20%
------    ------    ------    ------    -----     -----     -----     ------
 1992      '93        '94       '95       '96      '97        '98       '99


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.51% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.69% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Michigan Series' average annual returns with those of a broad measure of market performance over time. The Michigan Series' returns include the maximum applicable front-end sales charge.
(end sidebar)

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                 LIFE OF SERIES
                                PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
Michigan Series                   -7.07%           5.46%             6.12%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
 Index(1)                         -2.06%           6.91%             6.75%(2)
--------------------------------------------------------------------------------

(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2)  For the period January 31, 1991 to December 31, 1999.


[GRAPHIC OMITTED]
FEES AND EXPENSES
-----------------
The table below briefly describes the Michigan Series' fees and expenses that you may pay if you buy and hold shares of the Michigan Series. The Michigan Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidbar)

(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Michigan Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidbar)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as
 a percentage of offering price)                             4.0%
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage
 based on the lesser of the offering price or net asset      None
 value at redemption)
--------------------------------------------------------------------------------
 ANNUAL MICHIGAN SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
 Management fee                                             0.35%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.14%
--------------------------------------------------------------------------------
 Other expenses                                             0.35%
--------------------------------------------------------------------------------
 Total annual Michigan Series operating expenses            0.84%
--------------------------------------------------------------------------------

EXAMPLE
This example is intended to help you compare the cost of investing in the Michigan Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Michigan Series, your investment has a 5% return each year, and the Michigan Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


             EXPENSES OVER TIME:
---------------------------------------------
1 Year      3 Years     5 Years     10 Years
---------------------------------------------
 $483        $658        $849        $1,396
---------------------------------------------

THE MINNESOTA SERIES

[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE
--------------------
The Minnesota Series seeks to provide a high level of current income exempt from both federal and Minnesota state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]
PRINCIPAL INVESTMENT STRATEGY
-----------------------------
(sidebar)
INCOME
An Investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The Minnesota Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and Minnesota state personal income taxes. The Minnesota Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Minnesota municipal obligations. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. While the Minnesota Series may only invest some of its assets in non-Minnesota municipal obligations, the ability of the Minnesota Series' to invest in such non-Minnesota municipal obligations is limited by Minnesota tax law. There are no maturity limitations on the Minnesota Series' portfolio securities.

The Minnesota Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Minnesota Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax." This income, along with other income, may also be subject to the Minnesota alternative minimum tax. Some taxpayers may have to pay tax on a Minnesota Series distribution of this income. The Minnesota Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The Minnesota Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. Subject to Minnesota tax law requirements, the Minnesota Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Minnesota income tax. Defensive investing could have the effect of reducing the Minnesota Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the Minnesota Series may also invest in private activity bonds and lease obligations.


[GRAPHIC OMITTED]
PRINCIPAL RISKS
---------------
There is no assurance that the Minnesota Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Minnesota Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Minnesota Series is subject to the added credit risk of concentrating its investments in a single state -- Minnesota -- and its municipalities. Because the Minnesota Series concentrates its investments in securities issued by Minnesota state and local governments and government authorities, the Minnesota Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Minnesota issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The Minnesota Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Minnesota Series' portfolio securities, and the Minnesota Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

TAXATION RISK. In accordance with Minnesota legislation enacted in 1995, income dividend distributions that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates and trusts may become subject to that tax if the exemption of that income were judicially determined to discriminate against interstate commerce.

The Minnesota Series is classified as "non-diversified" and therefore may invest a greater percentage of its assets in the securities of individual issuers than "diversified" mutual funds and a decline in the value of those securities would cause the overall value of the Series to decline to a greater degree.

The performance of the Minnesota Series will depend on whether the Minnesota Series is successful in pursuing its investment strategy. The Minnesota Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Minnesota Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]
PAST PERFORMANCE
----------------
The bar chart and table below provide some indication of the Minnesota Series' performance history. The Minnesota Series' past performance does not indicate how the Minnesota Series will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Minnesota Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)


ANNUAL TOTAL RETURNS -- CALENDAR YEARS

9.00%     13.05%    -7.12%    18.13%    3.78%     7.22%     5.07%     -3.56%
-----     ------    ------    ------    -----     -----     -----     ------
1992       '93       '94       '95      '96        '97       '98        '99


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.38% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.64% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Minnesota Series' average annual returns with those of a broad measure of market performance over time. The Minnesota Series' returns include the maximum applicable front-end sales charge.
(end sidebar)


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                              LIFE OF SERIES
                               PAST 1 YEAR   PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
Minnesota Series                  -7.42%        5.04%            5.44%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
 Index(1)                         -2.06%        6.91%            6.75%(2)
--------------------------------------------------------------------------------

(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2)  For the period January 31, 1991 to December 31, 1999.

[GRAPHIC OMITTED]
FEES AND EXPENSES
-----------------
The table below briefly describes the Minnesota Series' fees and expenses that you may pay if you buy and hold shares of the Minnesota Series. The Minnesota Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)

(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Minnesota Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as
 a percentage of offering price)                             4.0%
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage
 based on the lesser of the offering price or net asset      None
 value at redemption)
--------------------------------------------------------------------------------
 ANNUAL MINNESOTA SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
 Management fee                                             0.35%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.14%
--------------------------------------------------------------------------------
 Other expenses                                             0.64%
--------------------------------------------------------------------------------
 Total annual Minnesota Series operating expenses           1.13%
--------------------------------------------------------------------------------

EXAMPLE
This example is intended to help you compare the cost of investing in the Minnesota Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Minnesota Series, your investment has a 5% return each year, and the Minnesota Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.

             EXPENSES OVER TIME:
---------------------------------------------
1 Year      3 Years     5 Years     10 Years
---------------------------------------------
 $511        $746        $997        $1,720
---------------------------------------------

THE NEW JERSEY SERIES

[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE
--------------------
The New Jersey Series seeks to provide a high level of current income exempt from both federal and New Jersey state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]
PRINCIPAL INVESTMENT STRATEGY
-----------------------------
(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The New Jersey Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and New Jersey state income taxes. The New Jersey Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, New Jersey municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the New Jersey Series' portfolio securities.

The New Jersey Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The New Jersey Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a New Jersey Series distribution of this income. The New Jersey Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The New Jersey Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The New Jersey Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from New Jersey income tax. Defensive investing could have the effect of reducing the New Jersey Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the New Jersey Series may also invest in private activity bonds and lease obligations.


[GRAPHIC OMITTED]
PRINCIPAL RISKS
---------------
There is no assurance that the New Jersey Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the New Jersey Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the New Jersey Series is subject to the added credit risk of concentrating its investments in a single state -- New Jersey -- and its municipalities. Because the New Jersey Series concentrates its investments in securities issued by New Jersey state and local governments and government authorities, the New Jersey Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning New Jersey issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The New Jersey Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the New Jersey Series' portfolio securities, and the New Jersey Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the New Jersey Series will depend on whether the New Jersey Series is successful in pursuing its investment strategy. The New Jersey Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the New Jersey Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.


[GRAPHIC OMITTED]
PAST PERFORMANCE
----------------
The bar chart and table below provide some indication of the New Jersey Series' performance history. The New Jersey Series' past performance does not indicate how the New Jersey Series will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the New Jersey Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

10.08%    12.81%    -7.12%    17.55%    3.34%     9.07%     5.86%     -3.36%
------    ------    ------    ------    -----     -----     -----     ------
 1992       '93      '94        '95      '96       '97       '98        '99


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.20% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.52% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the New Jersey Series' average annual returns with those of a broad measure of market performance over time. The New Jersey Series' returns include the maximum applicable front-end sales charge.
(end sidebar)


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                LIFE OF SERIES
                               PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
New Jersey Series                 -7.23%         5.41%             6.01%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
 Index(1)                         -2.06%         6.91%             6.75%(2)
--------------------------------------------------------------------------------

(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2)  For the period January 31, 1991 to December 31, 1999.

[GRAPHIC OMITTED]
FEES AND EXPENSES
-----------------
The table below briefly describes the New Jersey Series' fees and expenses that you may pay if you buy and hold shares of the New Jersey Series. The New Jersey Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)

(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the New Jersey Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)



SHAREHOLDER FEES
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as
 a percentage of offering price)                            4.0%
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage
 based on the lesser of the offering price or net asset      None
 value at redemption)
--------------------------------------------------------------------------------
 ANNUAL NEW JERSEY SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
 Management fee                                             0.35%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.14%
--------------------------------------------------------------------------------
 Other expenses                                             0.20%
--------------------------------------------------------------------------------
 Total annual New Jersey Series operating expenses          0.69%
--------------------------------------------------------------------------------

EXAMPLE
This example is intended to help you compare the cost of investing in the New Jersey Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the New Jersey Series, your investment has a 5% return each year, and the New Jersey Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


             EXPENSES OVER TIME:
---------------------------------------------
1 Year      3 Years     5 Years     10 Years
---------------------------------------------
 $468        $612        $769        $1,225
---------------------------------------------

THE NEW YORK SERIES

[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE
--------------------
The New York Series seeks to provide a high level of current income exempt from both federal and New York state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]
PRINCIPAL INVESTMENT STRATEGY
-----------------------------
(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The New York Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and New York state income taxes. The New York Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, New York municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the New York Series' portfolio securities.

The New York Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The New York Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a New York Series distribution of this income. The New York Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The New York Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The New York Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from New York income tax. Defensive investing could have the effect of reducing the New York Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the New York Series may also invest in private activity bonds and lease obligations.


[GRAPHIC OMITTED]
PRINCIPAL RISKS
---------------
There is no assurance that the New York Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the New York Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the New York Series is subject to the added credit risk of concentrating its investments in a single state -- New York -- and its municipalities.

Because the New York Series concentrates its investments in securities issued by New York state and local governments and government authorities, the New York Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning New York issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The New York Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the New York Series' portfolio securities, and the New York Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the New York Series will depend on whether the New York Series is successful in pursuing its investment strategy. The New York Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the New York Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.


[GRAPHIC OMITTED]
PAST PERFORMANCE
----------------
The bar chart and table below provide some indication of the New York Series' performance history. The New York Series' past performance does not indicate how the New York Series will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the New York Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

9.28%     13.85%    -8.16%    19.31%    3.68%     9.19%     6.06%     -3.39%
-----     ------    ------    ------    -----     -----     -----     ------
1992       '93       '94       '95       '96       '97       '98        '99

The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.


During the periods shown in the bar chart, the highest return for a calendar quarter was 7.49% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.78% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the New York Series' average annual returns with those of a broad measure of market performance over time. The New York Series' returns include the maximum applicable front-end sales charge.
(end sidebar)

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                               LIFE OF SERIES
                              PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
New York Series                   -7.26%         5.85%             6.25%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
 Index(1)                         -2.06%         6.91%             6.75%(2)
--------------------------------------------------------------------------------

(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2)  For the period January 31, 1991 to December 31, 1999.


[GRAPHIC OMITTED]
FEES AND EXPENSES
-----------------
The table below briefly describes the New York Series' fees and expenses that you may pay if you buy and hold shares of the New York Series. The New York Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)

(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the New York Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as
 a percentage of offering price)                             4.0%
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage
 based on the lesser of the offering price or net asset      None
 value at redemption)
--------------------------------------------------------------------------------
 ANNUAL NEW YORK SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
 Management fee                                             0.35%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.15%
--------------------------------------------------------------------------------
 Other expenses                                             0.43%
--------------------------------------------------------------------------------
 Total annual New York Series operating expenses            0.93%
--------------------------------------------------------------------------------


EXAMPLE
This example is intended to help you compare the cost of investing in the New York Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the New York Series, your investment has a 5% return each year, and the New York Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.

             EXPENSES OVER TIME:
---------------------------------------------
1 Year      3 Years     5 Years     10 Years
---------------------------------------------
 $491        $683        $891        $1,497
---------------------------------------------

THE OHIO SERIES


[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE
--------------------
The Ohio Series seeks to provide a high level of current income exempt from both federal and Ohio state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]
PRINCIPAL INVESTMENT STRATEGY
-----------------------------
(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(edn sidebar)

The Ohio Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and Ohio state income taxes. The Ohio Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Ohio municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Ohio Series' portfolio securities.

The Ohio Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Ohio Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on an Ohio Series distribution of this income. The Ohio Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The Ohio Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Ohio Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Ohio income tax. Defensive investing could have the effect of reducing the Ohio Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the Ohio Series may also invest in private activity bonds and lease obligations.


[GRAPHIC OMITTED]
PRINCIPAL RISKS
---------------
There is no assurance that the Ohio Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Ohio Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Ohio Series is subject to the added credit risk of concentrating its investments in a single state -- Ohio -- and its municipalities. Because the Ohio Series concentrates its investments in securities issued by Ohio state and local governments and government authorities, the Ohio Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Ohio issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The Ohio Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Ohio Series' portfolio securities, and the Ohio Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the Ohio Series will depend on whether the Ohio Series is successful in pursuing its investment strategy. The Ohio Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Ohio Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.


[GRAPHIC OMITTED]
PAST PERFORMANCE
----------------
The bar chart and table below provide some indication of the Ohio Series' performance history. The Ohio Series' past performance does not indicate how the Ohio Series will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Ohio Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

9.81%     14.10%    -7.39%    18.43%    3.74%     8.13%     5.49%     -3.07%
-----     ------    ------    ------    -----     -----     -----     ------
1992        '93       '94       '95      '96       '97       '98        '99


The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.53% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -6.87% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Ohio Series' average annual returns with those of a broad measure of market performance over time. The Ohio Series' returns include the maximum applicable front-end sales charge.
(end sidebar)

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                LIFE OF SERIES
                               PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
Ohio Series                       -6.95%        5.45%             6.00%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
 Index(1)                         -2.06%        6.91%             6.75%(2)
--------------------------------------------------------------------------------


(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2)  For the period January 31, 1991 to December 31, 1999.

[GRAPHIC OMITTED]
FEES AND EXPENSES
-----------------
The table below briefly describes the Ohio Series' fees and expenses that you may pay if you buy and hold shares of the Ohio Series. The Ohio Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)

(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Ohio Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as
 a percentage of offering price)                             4.0%
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage
 based on the lesser of the offering price or net asset      None
 value at redemption)
--------------------------------------------------------------------------------
 ANNUAL OHIO SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
 Management fee                                             0.35%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.14%
--------------------------------------------------------------------------------
 Other expenses                                             0.32%
--------------------------------------------------------------------------------
 Total annual Ohio Series operating expenses                0.81%
--------------------------------------------------------------------------------


EXAMPLE
This example is intended to help you compare the cost of investing in the Ohio Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Ohio Series, your investment has a 5% return each year, and the Ohio Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


             EXPENSES OVER TIME:
---------------------------------------------
1 Year      3 Years     5 Years     10 Years
---------------------------------------------
 $479        $648        $831        $1,360
---------------------------------------------

THE PENNSYLVANIA SERIES


[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE
--------------------
The Pennsylvania Series seeks to provide a high level of current income exempt from both federal and Pennsylvania state income taxes consistent with preservation of capital.


[GRAPHIC OMITTED]
PRINCIPAL INVESTMENT STRATEGY
-----------------------------
(sidebar)
INCOME
An investment objective having the goal of selecting securities to pay out income rather than rise in price.
(end sidebar)

The Pennsylvania Series will invest at least 80% of its total assets in securities that pay interest normally exempt from federal and Pennsylvania state income taxes. The Pennsylvania Series' "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., generally invests in investment grade, Pennsylvania municipal obligations and obligations of U.S. Governmental territories such as Puerto Rico. The municipal obligations may only be rated investment grade by Moody's Investors Service or Standard & Poor's Corporation or Fitch Investors Services, LP or, if unrated, judged to be of comparable quality by the Investment Manager at the time of purchase. There are no maturity limitations on the Pennsylvania Series' portfolio securities.

The Pennsylvania Series may invest up to 10% of its assets in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

The Pennsylvania Series may invest any amount of its assets in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Pennsylvania Series distribution of this income. The Pennsylvania Series therefore may not be a suitable investment for these investors. See the "Tax Consequences" section for more details.

The Pennsylvania Series may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Pennsylvania Series may invest any amount of its assets in taxable money market instruments or in the highest grade municipal obligations issued in other states when the Investment Manager believes it is advisable to do so because of a defensive posture. Municipal obligations of other states pay interest that is normally exempt from federal income tax but not from Pennsylvania income tax. Defensive investing could have the effect of reducing the Pennsylvania Series' ability to provide tax exempt income or otherwise meet its investment objective.

In addition to the securities described above, the Pennsylvania Series may also invest in private activity bonds and lease obligations.


[GRAPHIC OMITTED]
PRINCIPAL RISKS
---------------
There is no assurance that the Pennsylvania Series will achieve its investment objective. The Series share price and yield will fluctuate with changes in the market value of the Series portfolio securities. When you sell shares of this Series, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Series.

CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Pennsylvania Series is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk. The "Additional Risk Information" section contains a general discussion of credit and interest rate risks.

Unlike most fixed-income funds, the Pennsylvania Series is subject to the added credit risk of concentrating its investments in a single state -- Pennsylvania -- and its municipalities. Because the Pennsylvania Series concentrates its investments in securities issued by Pennsylvania state and local governments and government authorities, the Pennsylvania Series will be significantly affected by the political, economic and regulatory developments concerning those issuers. Should any difficulties develop concerning Pennsylvania issuers ability to pay principal and/or interest on their debt obligations, the Series' value and yield could be adversely affected.

The Pennsylvania Series is not limited as to the maturities of the securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Pennsylvania Series' portfolio securities, and the Pennsylvania Series' share price, to fall substantially. A table in the "Additional Risk Information" section shows how interest rates affect bonds.

The performance of the Pennsylvania Series will depend on whether the Pennsylvania Series is successful in pursuing its investment strategy. The Pennsylvania Series is also subject to other risk from its permissible investments including the risk associated with inverse floating rate municipal obligations, private activity bonds and lease obligations. For more information about the risks of the Pennsylvania Series' investments, see the "Additional Risk Information" section.

Shares of the Series are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.


[GRAPHIC OMITTED]
PAST PERFORMANCE
----------------
The bar chart and table below provide some indication of the Pennsylvania Series' performance history. The Pennsylvania Series' past performance does not indicate how the Pennsylvania Series will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Pennsylvania Series' shares has varied from year to year over the past 8 calendar years.
(end sidebar)


ANNUAL TOTAL RETURNS -- CALENDAR YEARS

10.41%    13.16%    -6.88%    17.62%    3.59%     8.51%     5.05%     -4.00%
------    ------    ------    ------    -----     -----     -----     ------
 1992      '93       '94       '95       '96       '97       '98        '99

The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.39% (quarter ended March 31, 1995) and the lowest return for a calendar quarter was -7.11% (quarter ended March 31, 1994).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table compares the Pennsylvania Series' average annual returns with those of a broad measure of market performance over time. The Pennsylvania Series' returns include the maximum applicable front-end sales charge.
(end sidbar)


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
--------------------------------------------------------------------------------
                                                                LIFE OF SERIES
                               PAST 1 YEAR     PAST 5 YEARS     (SINCE 1/15/91)
--------------------------------------------------------------------------------
Pennsylvania Series               -7.84%         5.06%             5.82%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
 Index(1)                         -2.06%         6.91%             6.75%(2)
--------------------------------------------------------------------------------

(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp., respectively. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2)  For the period January 31, 1991 to December 31, 1999.


[GRAPHIC OMITTED]
FEES AND EXPENSES
-----------------
The table below briefly describes the Pennsylvania Series' fees and expenses that you may pay if you buy and hold shares of the Pennsylvania Series. The Pennsylvania Series does not charge account or exchange fees.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)

(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Pennsylvania Series' assets and are based on expenses paid for the fiscal year ended November 30, 1999.
(end sidebar)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as
 a percentage of offering price)                             4.0%
--------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage
 based on the lesser of the offering price or net asset      None
 value at redemption)
--------------------------------------------------------------------------------
 ANNUAL PENNSYLVANIA SERIES OPERATING EXPENSES
--------------------------------------------------------------------------------
 Management fee                                             0.35%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                      0.15%
--------------------------------------------------------------------------------
 Other expenses                                             0.14%
--------------------------------------------------------------------------------
 Total annual Pennsylvania Series operating expenses        0.64%
--------------------------------------------------------------------------------


EXAMPLE
This example is intended to help you compare the cost of investing in the Pennsylvania Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Pennsylvania Series, your investment has a 5% return each year, and the Pennsylvania Series' operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions.


             EXPENSES OVER TIME:
---------------------------------------------
1 Year      3 Years     5 Years     10 Years
---------------------------------------------
 $463        $597        $742        $1,166
---------------------------------------------

[GRAPHIC OMITTED]
ADDITIONAL INVESTMENT STRATEGY INFORMATION
------------------------------------------
This section provides additional information relating to each of the Series' principal investments. In pursuing each Series' investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which investment strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted investment strategies while not using others.

Each Series' policy of investing at least eighty percent of its total assets in securities the interest on which is exempt from federal income taxes and income taxes of the designated state is fundamental. The fundamental policies may not be changed without shareholder approval.

The percentage limitations relating to the composition of a Series' portfolio apply at the time the Fund acquires an investment and refer to the Fund's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require the Series to sell any portfolio security. Except as indicated above, a Series may change its principal investment strategies without shareholder approval; however, you would be notified of any such changes.

MUNICIPAL OBLIGATIONS. Each Series may invest in municipal obligations, which are securities issued by state and local governments. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, housing units, airports and highways, and schools. The Fund's municipal obligation investments may include zero coupon securities, which are purchased at a discount and accrue interest but make no interest payment until maturity.

PRIVATE ACTIVITY BONDS. Each Series may invest more than 25% of its assets in municipal obligations known as private activity bonds. These securities include, for example, housing, industrial development and pollution control revenue, electric utility, manufacturing, and transportation facilities.

LEASE OBLIGATIONS. Included within the revenue bonds category are participations in lease obligations or installment purchase contracts of municipalities. Generally, state and local agencies or authorities issue lease obligations to acquire equipment and facilities for public and private purposes.

FUTURES. Each Series may purchase and sell in put and call futures with respect to financial instruments and municipal bond indexes. Futures may be used to seek to hedge against interest rate changes.

FUND STRUCTURE. The Fund may seek to achieve its investment objectives by investing all of its assets in another mutual fund. The other fund would have substantially the same investment objectives and policies as the Fund.

[GRAPHIC OMITTED]
ADDITIONAL RISK INFORMATION
---------------------------
This section provides additional information relating to the principal risks of investing in the Fund.

CREDIT AND INTEREST RATE RISK. A principal risk of investing in each Series is associated with its fixed-income investments. All fixed-income securities, such as municipal obligations, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities goes down. When the general level of interest rates goes down, the prices of most fixed-income securities goes up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) As merely illustrative of the relationship between fixed-income securities and interest rates, the following table shows how interest rates affect bond prices.


HOW INTEREST RATES AFFECT BOND PRICES
--------------------------------------------------------------------------
                                  PRICE PER $1,000 OF A MUNICIPAL BOND
                                          IF INTEREST RATES:
                                 -----------------------------------------
                                     INCREASE*        DECREASE**
                                 -----------------------------------------
 YEARS TO   BOND
 MATURITY   MATURITY   COUPON      1%      2%       1%        2%
--------------------------------------------------------------------------
 1            2000     3.95%       $990    $981    $1,010    $1,020
--------------------------------------------------------------------------
 5            2004     4.70%       $957    $916    $1,045    $1,093
--------------------------------------------------------------------------
 10           2009     5.05%       $926    $858    $1,082    $1,171
--------------------------------------------------------------------------
 20           2019     5.80%       $892    $799    $1,128    $1,278
--------------------------------------------------------------------------
 30           2029     5.95%       $875    $773    $1,155    $1,350
--------------------------------------------------------------------------

Source: Municipal Market Data (a division of Thomson Financial Municipal Group):
"Aaa" yield curve as of 12/31/99

*  Assumes no effect from market discount calculation.
** Assumes bonds are non-callable.

In addition, the table is an illustration and does not represent expected yields or share price changes of any Morgan Stanley Dean Witter mutual fund.

INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS. The inverse floating rate municipal obligations in which the Fund may invest are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

PRIVATE ACTIVITY BONDS. The issuers of private activity bonds in which a particular Series may invest may be negatively impacted by conditions affecting either the general credit of the user of the private activity project or the project itself. Conditions such as regulatory and environmental restrictions and economic downturns may lower the need for these facilities and the ability of users of the project to pay for the facilities. This could cause a decline in the Series' value. The Series' private activity bond holdings also may pay interest subject to the federal or applicable state alternative minimum tax. See the "Tax Consequences" section for more details.

LEASE OBLIGATIONS. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If these legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

BOND INSURANCE RISK. Many of the municipal obligations that each Series invests in will be covered by insurance at the time of issuance or at a later date. Such insurance covers the remaining term of the security. Insured municipal obligations would generally be assigned a lower rating if the rating were based primarily on the credit quality of the issuer without regard to the insurance feature. If the claims-paying ability of the insurer were downgraded, the ratings on the municipal obligations it insures may also be downgraded.

NON-DIVERSIFIED STATUS. Each Series is classified as "non-diversified" and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, each Series may invest a greater percentage of its assets in the securities of an individual issuer. Thus, each Series' assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause each Series' overall value to decline to a greater degree.

[GRAPHIC OMITTED]
FUND MANAGEMENT
---------------
(sidebar)
MORGAN STANLEY DEAN WITTER ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, had approximately $145 billion in assets under management as of January 31, 2000.
(end sidebar)

The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, New York 10048.

Each Series' portfolio is managed within the Investment Manager's Tax-Exempt Fixed-Income Group. James F. Willison, a Senior Vice President and Director of the Tax-Exempt Fixed Income Group of the Investment Manager has been the primary portfolio manager of each Series since the Fund's inception and has been a portfolio manager with the Investment Manager for over five years.

Each Series pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Series, and for Series expenses assumed by the Investment Manager. The fee is based on each Series' average daily net assets. For the fiscal year ended November 30, 1999, each Series accrued total compensation to the Investment Manager amounting to 0.35% of the Series' average daily net assets.

SHAREHOLDER INFORMATION


[GRAPHIC OMITTED]
PRICING SERIES SHARES
---------------------
The price of Series shares (excluding sales charges), called "net asset value," is based on the value of a Series' portfolio securities.

The net asset value per share of each Series is determined once daily at 4:00 p.m., Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

The value of the Fund's portfolio securities (except for short-term taxable debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its evaluations in determining what it believes is the fair value of the portfolio securities. The Fund's Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Fund to value tax-exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities.

Short-term debt portfolio securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.


[GRAPHIC OMITTED]
HOW TO BUY SHARES
-----------------

(sidebar)
CONTACTING A FINANCIAL ADVISOR
If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (877) 937-MSDW (toll-free) for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at:
www.msdw.com/individual/funds
(end sidebar)

You may open a new account to buy Series shares or buy additional Series shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Series. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

When you buy Series shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Series shares.

MINIMUM INVESTMENT AMOUNTS
--------------------------------------------------------------------------------
                                                     MINIMUM INVESTMENT
INVESTMENT OPTIONS                                  INITIAL      ADDITIONAL
--------------------------------------------------------------------------------
 Regular accounts:                                   $1,000        $100
--------------------------------------------------------------------------------
 EasyInvest(SM)
 (Automatically from your checking or savings
  account Money  Market Fund)                        $ 100*        $100*
--------------------------------------------------------------------------------

*  Provided your schedule of investments totals $1,000 in twelve months.

(sidebar)
EASYINVEST(SM)
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
(end sidebar)


There is no minimum investment amount if you purchase Fund shares through:
(1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts.

ADVISORY, ADMINISTRATIVE OR BROKERAGE PROGRAMS. There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, or (2) a program, approved by the Series' distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services.

SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Series shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to a Series. To buy additional shares in this manner:

o Write a "letter of instruction" to the Series specifying the name(s) on the account, the account number, the social security or tax identification number, and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).


o Make out a check for the total amount payable to: Morgan Stanley Dean Witter Multi-State Municipal Series Trust (name of Series).


o Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

SALES CHARGES. Shares of each Series are sold at net asset value plus an initial sales charge of up to 4.0%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. A Series' shares are also subject to a distribution (12b-1) fee of up to 0.15% of the average daily net assets of the Series.

The offering price of Series shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

(sidebar)
FRONT-END SALES CHARGE OR FSC
An initial sales charge you pay when purchasing a Series' shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of the Series' shares you purchase. We offer three ways to reduce your sales charges -- the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.
(end sidebar)


                                           FRONT-END SALES CHARGE
                                -----------------------------------------------
                                  PERCENTAGE OF         APPROXIMATE PERCENTAGE
AMOUNT OF SINGLE TRANSACTION    PUBLIC OFFERING PRICE       OF AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $25,000                     4.00%                     4.17%
--------------------------------------------------------------------------------
$25,000 but less than $50,000         3.50%                     3.63%
--------------------------------------------------------------------------------
$50,000 but less than $100,000        3.25%                     3.36%
--------------------------------------------------------------------------------
$100,000 but less than $250,000       2.75%                     2.83%
--------------------------------------------------------------------------------
$250,000 but less than $500,000       2.50%                     2.56%
--------------------------------------------------------------------------------
$500,000 but less than $1 million     1.75%                     1.78%
--------------------------------------------------------------------------------
$1 million and over                   0.50%                     0.50%
--------------------------------------------------------------------------------

The reduced sales charge schedule is applicable to purchases of Series shares in a single transaction by:

o    A single account (including an individual, trust or fiduciary account).

o Family member accounts (limited to husband, wife and children under the age of 21).

o Pension, profit sharing or other employee benefit plans of companies and their affiliates.

o    Tax-Exempt Organizations.

o    Groups organized for a purpose other than to buy mutual fund shares.

COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of shares of a Series in a single transaction with purchases of another Series Class A shares of Multi-Class Funds and shares of other FSC Funds.

RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges if the cumulative net asset value of shares of a Series purchased in a single transaction, together with shares of another Series or other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more.

You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (1) notification is not furnished at the time of the order; or (2) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of shares of any Series or shares of Multi-Class Funds or shares of other FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid.

SALES CHARGE WAIVERS. Your purchase of Fund shares is not subject to a sales charge if your account qualifies under one of the following categories:


o Current or retired Directors/Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such individuals is a beneficiary.


o Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such individuals is a beneficiary.

PLAN OF DISTRIBUTION The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows a Series to pay distribution fees of 0.15% for the distribution of these shares. It also allows a Series to pay for services to shareholders. Because these fees are paid out of a Series' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We reserve the right to reject any order for the purchase of Series shares.


[GRAPHIC OMITTED]
HOW TO EXCHANGE SHARES
----------------------
PERMISSIBLE FUND EXCHANGES. You may exchange shares of a Series for shares of any other Series, for shares of another FSC Fund (subject to a front-end sales charge), for Class A shares of any continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. See the inside back cover of this prospectus for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that Fund's Prospectus for its designation. For purposes of exchanges, shares of FSC Funds are treated as Class A shares of a Multi-Class Fund.

Exchanges may be made after shares of a Series acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current prospectus for each fund describes its investment objectives, policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.

EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to a Series' transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the Funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, a Series' shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of a Series for shares of another Series or another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of a Series is considered a sale of Series shares -- and the exchange into the other Fund is considered a purchase. As a result, you may realize a capital gain or loss.

You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

LIMITATIONS ON EXCHANGES. Certain patterns of exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of previous exchanges. The Fund will notify you in advance of limiting your exchange privileges.

For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call (800) 869-NEWS.


[GRAPHIC OMITTED]
HOW TO SELL SHARES
------------------
You can sell some or all of your Series shares at any time. Your shares will be sold at the next price calculated after we receive your order in proper form to sell as described below.

 OPTIONS             PROCEDURES
-------------------------------------------------------------------------------------------------------
 Contact Your        To sell your shares, simply call your Morgan Stanley Dean Witter Financial
 Financial Advisor   Advisor or other authorized financial representative.
                     ----------------------------------------------------------------------------------
[GRAPHIC OMITTED]    Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
-------------------------------------------------------------------------------------------------------
 Systematic          If your investment in all of the Morgan Stanley Dean Witter Family of Funds has
 Withdrawal Plan     a total market value of at least $10,000, you may elect to withdraw amounts of
[GRAPHIC OMITTED]    $25 or more, or in any whole percentage of a Fund's (or Series') balance
                     (provided the amount is at least $25), on a monthly, quarterly, semi-annual or annual basis, from any Fund (or Series) with a balance of at least $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
                     ----------------------------------------------------------------------------------
                     To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley
                     Dean Witter Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
-------------------------------------------------------------------------------------------------------
 By Letter           You can also sell your shares by writing a "letter of instruction" that includes:
                     o  your account number;
[GRAPHIC OMITTED]    o  the dollar amount or the number of shares you wish to sell; and
                     o  the signature of each owner as it appears on the account.
                     ----------------------------------------------------------------------------------
                     If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee.
                     You can generally obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean Witter Trust FSB. (You should contact
                     Morgan Stanley Dean Witter Trust FSB at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                     ----------------------------------------------------------------------------------


                     ----------------------------------------------------------------------------------
                     Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                     P.O. Box 983, Jersey City, NJ 07303. If you hold share
                     certificates, you must return the certificates, along with the letter and any required additional documentation.
                     ----------------------------------------------------------------------------------
                     A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                     instructions.
                     ----------------------------------------------------------------------------------

PAYMENT FOR SOLD SHARES. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended, however, under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

REINSTATEMENT PRIVILEGE. If you sell Series shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Series shares at their net asset value.

INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvest(SM), if after 12 months the shareholder has invested less than $1,000 in the account.

However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.

MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.


[GRAPHIC OMITTED]
DISTRIBUTIONS
-------------

(sidebar)
TARGETED DIVIDENDS(SM)
You may select to have your Series distributions automatically invested in another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
(end sidebar)

Each Series passes substantially all of its earnings from income and capital gains along to its investors as "distributions." A Series earns interest from fixed-income investments. These amounts are passed along to Series shareholders as "income dividend distributions." A Series realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

Normally, income dividends are declared on each day the New York Stock Exchange is open for business and income dividends are distributed to shareholders monthly. Any capital gains are distributed in December; if a second capital gain distribution is necessary, it is usually paid in January of the following year. Each Series, however, may retain and reinvest any long-term capital gains. Each Series may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

Distributions are reinvested automatically in additional shares of a Series and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, processing of your dividend checks begins immediately following the monthly payment date, and the Fund will mail a monthly dividend check to you normally during the first seven days of the following month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.


[GRAPHIC OMITTED]
TAX CONSEQUENCES
----------------
As with any investment, you should consider how your Fund's investment in any particular Fund Series will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a particular Series.

You need to be aware of the possible tax consequences when:

o    A Series makes distributions; and

o You sell Series shares, including an exchange to another Morgan Stanley Dean Witter Fund or Series.

TAXES ON DISTRIBUTIONS. Your income dividend distributions are normally exempt from federal and the designated state's personal income taxes -- to the extent they are derived from that state's municipal obligations or obligations of governments of Puerto Rico, the Virgin Islands or Guam. (With respect to the Minnesota Series, however, income dividend distributions are generally exempt from Minnesota personal income tax only if they are derived from Minnesota sources, such as obligations of the State of Minnesota and its municipalities.) Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. (Florida, however, does not impose income tax on individuals but the Florida state intangibles tax may be imposed on municipal obligations of other states and their municipalities.)

Income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities, the proceeds of which are used to finance private, for-profit organizations, are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income. Many states also impose an alternative minimum tax that is based on the federal alternative minimum taxable income and certain other items.

If you borrow money to purchase shares of any Series, the interest on the borrowed money is generally not deductible for personal income tax purposes.

Each Series may derive gains in part from municipal obligations the Series purchased below their principal or face values. All, or a portion, of these gains may be taxable to you as ordinary income rather than capital gains.

If a Series makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Series shares. (Ohio and New Jersey Series capital gain distributions, however, are exempt from Ohio and New Jersey state income tax, respectively.) Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Series. (Minnesota, New York and Pennsylvania, however, do not distinguish between short-term and long-term capital gains.)

PENNSYLVANIA SERIES ONLY. Shares in the Pennsylvania Series may be subject to an "intangible personal property" tax. A Pennsylvania State statute purports to authorize most counties to impose this tax, and some counties may levy the tax even though it is under constitutional challenge in the courts. While the Pennsylvania Series will invest predominately in securities that would not be subject to the tax, the remaining fraction of the Pennsylvania Series' investments would be subject to the intangible personal property tax.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

TAXES ON SALES. Your sale of Series shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. (Gains from the sale of New Jersey Series shares, however, are exempt from New Jersey income tax.) A sale also may be subject to local income tax. Your exchange of Series shares for shares of another Morgan Stanley Dean Witter Fund or Series is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Series' financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate an investor would have earned or lost on an investment in a Series (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Series' financial statements, is included in the annual report, which is available upon request.


ARIZONA SERIES
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                         1999             1998            1997             1996             1995
----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD         $10.81           $10.64          $10.59           $10.65             $9.42
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         0.49             0.51            0.53             0.54              0.54
  Net realized and unrealized gain (loss)      (0.75)            0.17            0.05            (0.06)             1.23
                                               -----             ----            ----            -----              ----
 Total from investment operations              (0.26)            0.68            0.58             0.48              1.77
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                    (0.49)           (0.51)          (0.53)           (0.54)            (0.54)
  Distributions to shareholders                (0.16)              --              --               --                --
                                               -----             ----            ----            -----              ----
 Total dividends and distributions             (0.65)           (0.51)          (0.53)           (0.54)            (0.54)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 9.90            10.81           10.64            10.59             10.65
----------------------------------------------------------------------------------------------------------------------------
 Total Return+                                 (2.53)%           6.56%           5.64%            4.63%            19.21%
----------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)            $36,867          $41,655         $41,891          $46,248           $50,290
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (After expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                       0.66%(1)         0.65%(1)        0.66%(1)         0.65%(1)          0.65%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                          4.72%            4.77%           5.04%            5.12%             5.33%
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (Before expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                       0.66%(1)         0.65%(1)        0.66%(1)         0.65%(1)          0.65%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                          4.72%            4.77%           5.04%            5.12%             5.33%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          13%              30%              2%               9%                6%
----------------------------------------------------------------------------------------------------------------------------

 + Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.


CALIFORNIA SERIES
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                        1999              1998             1997          1996          1995
----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD        $11.22            $10.96           $10.81        $10.67        $9.38
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                        0.52              0.54             0.55          0.56         0.56
  Net realized and unrealized gain (loss)     (0.85)             0.26             0.15          0.14         1.29
                                              -----              ----             ----          ----         ----
 Total from investment operations             (0.33)             0.80             0.70          0.70         1.85
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                   (0.52)            (0.54)           (0.55)        (0.56)       (0.56)
  Distributions to shareholders               (0.19)               --               --            --           --
                                              -----              ----             ----          ----         ----
 Total dividends and distributions            (0.71)            (0.54)           (0.55)        (0.56)       (0.56)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               10.18             11.22            10.96         10.81        10.67
----------------------------------------------------------------------------------------------------------------------------
 Total Return+                                (3.10)%            7.58%            6.55%         6.76%       20.15%
----------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)           $95,515          $105,175         $104,209      $113,859     $117,769
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (After expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                      0.61%(1)          0.59%(1)         0.59%         0.59%        0.60%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                         4.82%             4.87%            5.08%         5.28%        5.50%
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (Before expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                      0.61%(1)          0.59%(1)         0.59%         0.59%        0.60%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                         4.82%             4.87%            5.08%         5.28%        5.50%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         27%               24%              17%           19%           5%
----------------------------------------------------------------------------------------------------------------------------

 + Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.



FLORIDA SERIES
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                        1999             1998              1997            1996             1995
----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD        $11.25           $10.97            $10.86           $10.88           $9.60
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                        0.50             0.52              0.54             0.55            0.56
  Net realized and unrealized gain (loss)     (0.78)            0.28              0.11            (0.02)           1.28
                                              -----             ----              ----            -----            ----
 Total from investment operations             (0.28)            0.80              0.65             0.53            1.84
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                   (0.50)           (0.52)            (0.54)           (0.55)          (0.56)
  Distributions to shareholders               (0.37)              --                --               --              --
                                              -----             ----              ----            -----            ----
 Total dividends and distributions            (0.87)           (0.52)            (0.54)           (0.55)          (0.56)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               10.10            11.25             10.97            10.86           10.88
----------------------------------------------------------------------------------------------------------------------------
 Total Return+                                (2.70)%           7.58%             6.10%            5.03%          19.54%
----------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)           $53,555          $61,262           $65,088          $70,542         $74,058
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (After expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                      0.64%(1)         0.62%(1)          0.62%            0.62%(1)        0.63%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                         4.69%            4.69%             5.02%            5.13%           5.34%
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (Before expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                      0.64%(1)         0.62%(1)          0.62%            0.62%(1)        0.63%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                         4.69%            4.69%             5.02%            5.13%           5.34%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         13%              26%                7%              25%              8%
----------------------------------------------------------------------------------------------------------------------------

 + Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.


MASSACHUSETTS SERIES
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                          1999             1998            1997             1996             1995
----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD         $11.33           $11.10           $10.92           $10.97            $9.60
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         0.50             0.51             0.53             0.57             0.57
  Net realized and unrealized gain (loss)      (0.75)            0.25             0.18            (0.03)            1.37
                                               -----             ----             ----            -----             ----
 Total from investment operations              (0.25)            0.76             0.71             0.54             1.94
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                    (0.50)           (0.51)           (0.53)           (0.57)           (0.57)
  Distributions to shareholders                (0.13)           (0.02)              --            (0.02)              --
                                               -----             ----             ----            -----             ----
 Total dividends and distributions             (0.63)           (0.53)           (0.53)           (0.59)           (0.57)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                10.45            11.33            11.10            10.92            10.97
----------------------------------------------------------------------------------------------------------------------------
 Total Return+                                 (2.29)%           7.03%            6.68%            5.07%           20.58%
----------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)            $12,029          $15,236          $14,561          $16,021          $16,954
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (After expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                       0.85%(1)         0.83%(1)         0.79%(1)         0.50%(1)         0.50%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                          4.61%            4.55%            4.85%            5.23%            5.39%
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (Before expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                       0.85%(1)         0.83%(1)         0.81%(1)         0.82%(1)         0.79%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                          4.61%            4.55%            4.83%            4.91%            5.11%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         -- %              31%              10%              11%               7%
----------------------------------------------------------------------------------------------------------------------------

 + Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.


MICHIGAN SERIES
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                         1999             1998             1997             1996            1995
----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD         $11.19           $10.94           $10.78           $10.81            $9.46
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         0.48             0.51             0.53             0.56             0.57
  Net realized and unrealized gain (loss)      (0.73)            0.25             0.16            (0.03)            1.35
                                               -----             ----             ----            -----             ----
 Total from investment operations              (0.25)            0.76             0.69             0.53             1.92
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                    (0.48)           (0.51)           (0.53)           (0.56)           (0.57)
  Distributions to shareholders                (0.43)              --               --               --               --
                                               -----             ----             ----            -----             ----
 Total dividends and distributions             (0.91)           (0.51)           (0.53)           (0.56)           (0.57)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                10.03            11.19            10.94            10.78            10.81
----------------------------------------------------------------------------------------------------------------------------
 Total Return+                                 (2.40)%           7.23%            6.52%            5.09%           20.69%
----------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)            $15,426          $17,759          $19,512          $20,863          $21,673
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (After expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                       0.84%(1)         0.78%(1)         0.72%(1)         0.50%(1)         0.50%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                          4.51%            4.63%            4.95%            5.27%            5.49%
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (Before expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                       0.84%(1)         0.78%(1)         0.74%(1)         0.76%(1)         0.77%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                          4.51%            4.63%            4.93%            5.01%            5.22%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          10%              40%               3%               5%              22%
----------------------------------------------------------------------------------------------------------------------------

 + Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.

MINNESOTA SERIES
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                         1999            1998             1997             1996            1995
----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD        $10.82           $10.70           $10.60           $10.61           $  9.28
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                        0.44             0.48             0.49             0.54              0.54
  Net realized and unrealized gain (loss)     (0.70)            0.13             0.10            (0.01)             1.33
                                              -----             ----             ----            -----              ----
 Total from investment operations             (0.26)            0.61             0.59             0.53              1.87
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                   (0.44)           (0.49)           (0.49)           (0.54)            (0.54)
  Distributions to shareholders               (0.09)              --               --               --                --
                                              -----             ----             ----            -----              ----
 Total dividends and distributions            (0.53)           (0.49)           (0.49)           (0.54)            (0.54)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               10.03            10.82            10.70            10.60             10.61
----------------------------------------------------------------------------------------------------------------------------
 Total Return+                                (2.46)%           5.77%            5.76%            5.21%            20.60%
----------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)            $7,020           $8,417           $8,742           $9,923            $11,230
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (After expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                      1.13%(1)         0.99%(1)         0.94%(1)         0.50%(1)          0.50%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                         4.22%            4.49%            4.68%            5.21%             5.35%
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (Before expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                      1.13%(1)         0.99%(1)         0.97%(1)         0.96%(1)          0.98%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                         4.22%            4.49%            4.65%            4.75%             4.88%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         15%              20%              --%               5%                 3%
----------------------------------------------------------------------------------------------------------------------------

 + Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.


NEW JERSEY SERIES
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                          1999        1998              1997         1996              1995
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $11.15      $10.88            $10.70        $10.73            $9.47
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                          0.51        0.53              0.53          0.55             0.56
  Net realized and unrealized gain (loss)       (0.77)       0.27              0.18         (0.03)            1.26
                                                -----        ----              ----         -----             ----
 Total from investment operations               (0.26)       0.80              0.71          0.52             1.82
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                     (0.51)      (0.53)            (0.53)        (0.55)           (0.56)
  Distributions to shareholders                 (0.16)         --                --            --               --
                                                -----        ----              ----         -----             ----
 Total dividends and distributions              (0.67)      (0.53)            (0.53)        (0.55)           (0.56)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 10.22       11.15             10.88          10.70           10.73
----------------------------------------------------------------------------------------------------------------------------
 Total Return+                                  (2.44)%      7.49%             6.99%          4.93%          19.60%
----------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)             $38,566     $41,803           $41,520        $44,829         $47,889
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (After expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                        0.69%       0.67%(1)          0.66%          0.66%(1)        0.67%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                           4.73%       4.77%             5.02%          5.23%           5.42%
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (Before expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                        0.69%       0.67%(1)          0.66%          0.66%(1)        0.67%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                           4.73%       4.77%             5.02%          5.23%           5.42%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           10%         21%               14%             5%             14%
----------------------------------------------------------------------------------------------------------------------------

 + Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.


NEW YORK SERIES
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                         1999             1998             1997              1996            1995
----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD        $11.41           $11.11           $10.90            $10.88            $9.46
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                        0.49             0.52             0.53              0.56             0.56
  Net realized and unrealized gain (loss)     (0.80)            0.30             0.21              0.02             1.42
                                              -----             ----             ----              ----             ----
 Total from investment operations             (0.31)            0.82             0.74              0.58             1.98
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                   (0.49)           (0.52)           (0.53)            (0.56)           (0.56)
  Distributions to shareholders               (0.37)              --               --                --               --
                                              -----             ----             ----              ----             ----
 Total dividends and distributions            (0.86)           (0.52)           (0.53)            (0.56)           (0.56)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               10.24            11.41            11.11             10.90            10.88
----------------------------------------------------------------------------------------------------------------------------
 Total Return+                                (2.90)%           7.50%            7.06%             5.46%           21.40%
----------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)           $10,719          $12,013          $12,586           $14,020          $14,388
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (After expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                      0.93%(1)         0.84%(1)         0.82%(1)          0.50%(1)         0.50%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                         4.52%            4.57%            4.84%             5.25%            5.43%
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (Before expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                      0.93%(1)         0.84%(1)         0.84%(1)          0.84%(1)         0.85%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                         4.52%            4.57%            4.82%             4.91%            5.09%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          4%              33%               4%               22%              24%
----------------------------------------------------------------------------------------------------------------------------

 + Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.


OHIO SERIES
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                          1999             1998             1997             1996            1995
----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD         $11.15           $10.94           $10.77           $10.80            $9.42
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         0.50             0.52             0.53             0.55             0.56
  Net realized and unrealized gain (loss)      (0.75)            0.21             0.17            (0.03)            1.38
                                               -----             ----             ----            -----             ----
 Total from investment operations              (0.25)            0.73             0.70             0.52             1.94
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                    (0.50)           (0.52)           (0.53)           (0.55)           (0.56)
  Distributions to shareholders                (0.13)              --               --               --               --
                                               -----             ----             ----            -----             ----
 Total dividends and distributions             (0.63)           (0.52)           (0.53)           (0.55)           (0.56)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                10.27            11.15            10.94            10.77            10.80
----------------------------------------------------------------------------------------------------------------------------
 Total Return+                                 (2.29)%           6.84%            6.67%            5.04%           21.02%
----------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)            $15,659          $18,580          $18,476          $21,207          $23,104
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (After expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                       0.81%(1)         0.75%(1)         0.73%(1)         0.50%(1)         0.50%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                          4.69%            4.70%            4.90%            5.23%            5.42%
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (Before expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                       0.81%(1)         0.75%(1)         0.74%(1)         0.75%(1)         0.77%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                          4.69%            4.70%            4.89%            4.98%            5.16%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          16%              37%               5%              32%              19%
----------------------------------------------------------------------------------------------------------------------------

+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.


PENNSYLVANIA SERIES
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30                         1999             1998             1997           1996            1995
----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD         $11.15           $10.97           $10.85       $10.85            $9.56
----------------------------------------------------------------------------------------------------------------------------
  Net investment income                         0.52             0.53             0.54         0.55             0.55
  Net realized and unrealized gain (loss)      (0.84)            0.18             0.14           --             1.29
                                               -----             ----             ----         ----             ----
 Total from investment operations              (0.32)            0.71             0.68         0.55             1.84
----------------------------------------------------------------------------------------------------------------------------
  Dividends to shareholders                    (0.52)           (0.53)           (0.54)       (0.55)           (0.55)
  Distributions to shareholders                (0.12)              --            (0.02)          --               --
                                               -----             ----             ----         ----             ----
 Total dividends and distributions             (0.64)           (0.53)           (0.56)       (0.55)           (0.55)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                10.19            11.15            10.97        10.85            10.85
----------------------------------------------------------------------------------------------------------------------------
 Total Return+                                 (3.02)%           6.60%            6.53%        5.27%           19.65%
----------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000's)            $49,059          $53,808          $44,056      $47,055          $53,935
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (After expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                       0.64%(1)         0.64%(1)         0.66%        0.65%(1)         0.66%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                          4.83%            4.75%            5.01%        5.17%            5.29%
----------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets
 (Before expenses were assumed)
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                       0.64%(1)         0.64%(1)         0.66%        0.65%(1)         0.66%(1)
----------------------------------------------------------------------------------------------------------------------------
 Net investment income                          4.83%            4.75%            5.01%        5.17%            5.29%
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           6%              26%               8%          --%               8%
----------------------------------------------------------------------------------------------------------------------------

 + Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

(1)   Does not reflect the effect of expense offset of 0.01%.

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS
                           The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!

----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUNDS                    American Opportunities Fund                     Health Sciences Trust

                                Capital Growth Securities                       Information Fund

                                Developing Growth Securities                    Natural Resource Development Securities

                                Growth Fund                                     GLOBAL/INTERNATIONAL FUNDS

                                Market Leader Trust                             Competitive Edge Fund - "Best Ideas" Portfolio

                                Mid-Cap Equity Trust                            European Growth Fund

                                Next Generation Trust                           Fund of Funds - International Portfolio

                                Small Cap Growth Fund                           International Fund

                                Special Value Fund                              International SmallCap Fund

                                21st Century Trend Fund                         Japan Fund

                                THEME FUNDS                                     Latin American Growth Fund

                                Financial Services Trust                        Pacific Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUNDS           Balanced Growth Fund                            Total Market Index Fund

                                Balanced Income fund                            Total Return Trust

                                Convertible Securities Trust                    Value Fund

                                Dividend Growth Securities                      Value-Added Market Series/Equity Portfolio

                                Equity Fund                                     THEME FUNDS

                                Fund of Funds - Domestic Portfolio              Real Estate Fund

                                Income Builder Fund                             Utilities Fund

                                Mid-Cap Dividend Growth Securities

                                S&P 500 Index Fund                              GLOBAL FUNDS

                                S&P 500 Select Fund                             Global Dividend Growth Securities

                                Strategist Fund                                 Global Utilities Fund
----------------------------------------------------------------------------------------------------------------------------------
INCOME FUNDS                    GOVERNMENT INCOME FUNDS                         GLOBAL INCOME FUNDS

                                Federal Securities Trust                        North American Government Income Trust

                                Short-Term U.S. Treasury Trust                  World Wide Income Trust

                                U.S. Government Securities Trust                TAX-FREE INCOME FUNDS

                                DIVERSIFIED INCOME FUNDS                        California Tax-Free Income Fund

                                Diversified Income Trust                        Hawaii Municipal Trust(FSC)

                                CORPORATE INCOME FUNDS                          Limited Term Municipal Trust(NL)

                                High Yield Securities                           Multi-State Municipal Series Trust(FSC)

                                Intermediate Income Securities                  New York Tax-Free Income Fund

                                Short-Term Bond Fund(NL)                        Tax-Exempt Securities Trust
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS              TAXABLE MONEY MARKET FUNDS                      TAX-FREE MONEY MARKET FUNDS

                                Liquid Asset Fund(MM)                           California Tax-Free Daily Income Trust(MM)

                                U.S. Government Money Market Trust(MM)          New York Municipal Money Market Trust(MM)

                                                                                Tax-Free Daily Income Trust(MM)
----------------------------------------------------------------------------------------------------------------------------------
NEW FUNDS

There may be Funds created after this Prospectus was published. Please consult the inside back cover of a new Fund's Prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of Funds are: NL -- No-Load (Mutual) Fund; MM -- Money Market Fund; FSC -- A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

MORGAN STANLEY DEAN WITTER
MULTI-STATE MUNICIPAL SERIES TRUST

Additional information about each Series' investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Series' performance during the Fund's last fiscal year. The Fund's Statement of Additional Information also provides additional information about each Series, including investment and risk information concerning municipal obligations of each relevant state. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                          WWW.MSDW.COM/INDIVIDUAL/FUNDS

Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about a Series are available on the EDGAR Database on the SEC's Internet site at (www.sec.gov), and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.


TICKER SYMBOLS:
 Arizona        DWAZX
------------------------
 California     DWCAX
------------------------
 Florida        DWFLX
------------------------
 Massachusetts  DWMAX
------------------------
 Michigan       DWMIX
------------------------
 Minnesota      DWMNX
------------------------
 New Jersey     DWNJX
------------------------
 New York       DWNYX
------------------------
 Ohio           DWOHX
------------------------
 Pennsylvania   DWPAX
------------------------

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-6208)